BBH Series - Mid Cap ETF

Portfolio of Investments

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (98.8%)

	Communication Services (4.0%)
88,867	Take-Two Interactive Software, Inc.[1]	$19,577,400
	Total Communication Services	19,577,400

	Consumer Discretionary (4.7%)
977,483	Mister Car Wash, Inc.[1]	5,425,031
241,038	Wyndham Hotels & Resorts, Inc.	17,545,156
	Total Consumer Discretionary	22,970,187

	Consumer Staples (7.3%)
160,094	BJ’s Wholesale Club Holdings, Inc.[1]	14,799,089
456,167	Darling Ingredients, Inc.[1]	20,828,585
	Total Consumer Staples	35,627,674

	Financials (12.7%)
212,461	Brown & Brown, Inc.	15,318,438
49,188	LPL Financial Holdings, Inc.	17,929,026
289,164	Shift4 Payments, Inc. (Class A)[1]	17,072,243
115,475	Tradeweb Markets, Inc. (Class A)	11,902,008
	Total Financials	62,221,715

	Health Care (6.7%)
89,416	ICON, Plc. ADR (Ireland)[1]	16,117,234
71,465	West Pharmaceutical Services, Inc.	16,516,991
	Total Health Care	32,634,225

	Industrials (31.0%)
144,251	Advanced Drainage Systems, Inc.	21,931,922
547,876	GFL Environmental, Inc. (Canada)	23,531,274
416,282	GXO Logistics, Inc.[1]	23,557,398
69,557	HEICO Corp. (Class A)	17,708,517
89,116	ITT, Inc.	16,245,847
179,652	UL Solutions, Inc. (Class A)	12,616,960
67,518	Watsco, Inc.	26,092,331
492,260	WillScot Holdings Corp.	9,859,968
	Total Industrials	151,544,217

	Information Technology (19.4%)
169,602	Arista Networks, Inc.[1]	24,039,388
220,149	Entegris, Inc.	25,992,992
132,676	Guidewire Software, Inc.[1]	18,675,474
80,112	Keysight Technologies, Inc.[1]	17,330,629
37,242	Zebra Technologies Corp. (Class A)[1]	8,751,125
	Total Information Technology	94,789,608

	Materials (6.9%)
124,762	AptarGroup, Inc.	15,589,012
61,619	Vulcan Materials Co.	18,518,974
	Total Materials	34,107,986

BBH Series - Mid Cap ETF

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (continued)

	Real Estate (6.1%)
175,366	CBRE Group, Inc. (Class A)[1]	$29,870,091
	Total Real Estate	29,870,091

	Total Common Stock
	(Cost $432,380,456)	483,343,103

Total Investments (Cost $432,380,456)[2]	98.8%	$483,343,103
Cash and Other Assets in Excess of Liabilities	1.2%	6,110,981
Net Assets	100.0%	$489,454,084

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $432,380,456, the aggregate gross unrealized appreciation is $77,302,416 and the aggregate gross unrealized depreciation is $26,339,769, resulting in net unrealized appreciation of $50,962,647.

Abbreviation:

ADR	−	American Depositary Receipt.

BBH Series - Mid Cap ETF

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Fair Value Measurements

BBH Series Mid Cap ETF (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

BBH Series - Mid Cap ETF

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Series - Mid Cap ETF

Portfolio of Investments (continued)

January 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2026
Common Stock:
Communication Services	$19,577,400	$–	$–	$19,577,400
Consumer Discretionary	22,970,187	–	–	22,970,187
Consumer Staples	35,627,674	–	–	35,627,674
Financials	62,221,715	–	–	62,221,715
Health Care	32,634,225	–	–	32,634,225
Industrials	151,544,217	–	–	151,544,217
Information Technology	94,789,608	–	–	94,789,608
Materials	34,107,986	–	–	34,107,986
Real Estate	29,870,091	–	–	29,870,091
Total Investments, at value	$483,343,103	$–	$–	$483,343,103

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The Fund is managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are listed on NYSE Arca, Inc. and may only be bought and sold in the secondary market through a broker or dealer at a market price. Because shares trade at market price rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).